Summary of Non Vested Restricted Share Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Number of non-vested restricted shares
Beginning Balance	467,887
Granted	456,134
Vested	(283,340)
Forfeited	(85,399)
Ending Balance	555,282
Weighted-average grant-date fair value
Beginning Balance	$ 8.82
Granted	$ 13.26
Vested	$ 9.54
Forfeited	$ 10.19
Ending Balance	$ 11.90